Condensed Consolidated Statements of Changes in Stockholders' Equity (USD $) In Millions, except Share data, unless otherwise specified	Total	Total Company stockholders' equity	Preferred class A stock (including twelve golden shares)	Common stock	Treasury stock	Additional paid-in capital	Mandatorily convertible notes - common shares	Mandatorily convertible notes - preferred shares	Total other cumulative comprehensive income (deficit)	Cumulative translation adjustments	Unrealized gain (loss) - available-for-sale securities, net of tax	Surplus (deficit) of accrued pension plan	Cash flow hedge	Undistributed retained earnings	Unappropriated retained earnings	Noncontrolling interests
Beginning of the period at Dec. 31, 2010			$ 10,370	$ 16,016	$ (2,660)	$ 2,188	$ 290	$ 644		$ (253)	$ 3	$ (59)	$ (24)	$ 42,218	$ 166	$ 2,830
Beginning of the period, shares at Dec. 31, 2010					(147,024,965)
Increase (Decrease) in Stockholders' Equity
Acquisitions, shares					(79,094,780)
Conversions, shares					276
Change in the period						(1,870)				(4,718)	(3)	(329)	295
Capital increase			6,358	9,821
Sales (acquisitions)					(2,001)
Transfer from unappropriated retained earnings														(2,224)
Transfer to capitalized earnings														(14,309)
Net income attributable to the Company's stockholders	18,213														18,213
Remuneration of mandatorily convertible notes
Preferred class A stock															(82)
Common stock															(34)
Dividends and interest attributed to stockholders' equity
Preferred class A stock															(1,231)
Common stock															(1,769)
Appropriation to undistributed retained earnings															2,224
Disposals (acquisitions) of noncontrolling interests																117
Cumulative translation adjustments	(283)															(283)
Cash flow hedge	1															1
Losses attributable to noncontrolling interests	(134)															(134)
Net income attributable to redeemable noncontrolling interests																155
Dividends and interest attributable to noncontrolling interests																(65)
Capitalization of stockholders advances																19
Pension plan																4
Number of shares issued and outstanding:	5,139,184,631		2,108,579,618	3,256,724,482	(226,119,469)
End of the period at Sep. 30, 2011	79,884	77,240	16,728	25,837	(4,661)	318	290	644	(5,088)	(4,971)		(388)	271	25,685	17,487	2,644
End of the period, shares at Sep. 30, 2011	5,139,184,631		2,108,579,618	3,256,724,482	(226,119,469)
Beginning of the period at Jun. 30, 2011			16,728	25,837	(2,660)	318	290	644		2,515		(71)	122	30,082	11,211	2,905
Beginning of the period, shares at Jun. 30, 2011					(147,024,956)
Increase (Decrease) in Stockholders' Equity
Acquisitions, shares					(79,094,780)
Conversions, shares					267
Change in the period										(7,486)		(317)	149
Sales (acquisitions)					(2,001)
Transfer from unappropriated retained earnings														(4,397)
Net income attributable to the Company's stockholders	4,935														4,935
Remuneration of mandatorily convertible notes
Preferred class A stock															(40)
Common stock															(16)
Dividends and interest attributed to stockholders' equity
Preferred class A stock															(1,231)
Common stock															(1,769)
Appropriation to undistributed retained earnings															4,397
Cumulative translation adjustments	(269)															(269)
Losses attributable to noncontrolling interests	(24)															(24)
Net income attributable to redeemable noncontrolling interests																22
Capitalization of stockholders advances																11
Pension plan																(1)
Number of shares issued and outstanding:	5,139,184,631				(226,119,469)
End of the period at Sep. 30, 2011	79,884	77,240			(4,661)		290	644	(5,088)	(4,971)		(388)	271	25,685	17,487	2,644
End of the period, shares at Sep. 30, 2011	5,139,184,631				(226,119,469)
Beginning of the period at Dec. 31, 2011	79,609		16,728	25,837	(5,662)	(61)	290	644		(5,238)	1	(567)	131	41,130	4,482	1,894
Beginning of the period, shares at Dec. 31, 2011					(268,011,021)
Increase (Decrease) in Stockholders' Equity
Conversions, shares					56,081,847
Change in the period						(306)	(290)	(644)		(2,231)	(1)	480	(88)
Sales (acquisitions)					1,185
Transfer from unappropriated retained earnings														(2,542)
Net income attributable to the Company's stockholders	8,158														8,158
Remuneration of mandatorily convertible notes
Preferred class A stock															(44)
Common stock															(19)
Dividends and interest attributed to stockholders' equity
Preferred class A stock															(722)
Common stock															(1,043)
Appropriation to undistributed retained earnings															2,542
Disposals (acquisitions) of noncontrolling interests																(265)
Cumulative translation adjustments	43															43
Losses attributable to noncontrolling interests	(209)															(209)
Net income attributable to redeemable noncontrolling interests																138
Dividends and interest attributable to noncontrolling interests																(64)
Capitalization of stockholders advances																30
Number of shares issued and outstanding:	5,153,374,926		2,108,579,618	3,256,724,482	(211,929,174)
End of the period at Sep. 30, 2012	83,717	82,150	16,728	25,837	(4,477)	(367)			(7,513)	(7,469)		(87)	43	38,588	13,354	1,567
End of the period, shares at Sep. 30, 2012	5,153,374,926		2,108,579,618	3,256,724,482	(211,929,174)
Beginning of the period at Mar. 31, 2012			16,728	25,837	(5,662)	(71)	290	644		(4,411)	1	(475)	140	42,007	7,416	1,846
Beginning of the period, shares at Mar. 31, 2012					(268,010,734)
Increase (Decrease) in Stockholders' Equity
Conversions, shares					56,081,560
Change in the period						(298)	(290)	(644)		(2,820)	(2)	(19)	(112)
Sales (acquisitions)					1,185
Transfer from unappropriated retained earnings														(2,707)
Net income attributable to the Company's stockholders	2,662														2,662
Remuneration of mandatorily convertible notes
Preferred class A stock															(33)
Common stock															(14)
Dividends and interest attributed to stockholders' equity
Preferred class A stock															(722)
Common stock															(1,043)
Appropriation to undistributed retained earnings															2,707
Disposals (acquisitions) of noncontrolling interests																(205)
Cumulative translation adjustments	24															24
Losses attributable to noncontrolling interests	(69)															(69)
Net income attributable to redeemable noncontrolling interests																42
Dividends and interest attributable to noncontrolling interests																(35)
Capitalization of stockholders advances																10
Number of shares issued and outstanding:	5,153,374,926		2,108,579,618	3,256,724,482	(211,929,174)
End of the period at Jun. 30, 2012	81,907	80,294	16,728	25,837	(4,477)	(369)			(7,698)	(7,231)	(1)	(494)	28	39,300	10,973	1,613
End of the period, shares at Jun. 30, 2012	5,153,374,926		2,108,579,618	3,256,724,482	(211,929,174)
Increase (Decrease) in Stockholders' Equity
Change in the period						2				(238)	1	407	15
Transfer from unappropriated retained earnings														(712)
Net income attributable to the Company's stockholders	1,669														1,669
Dividends and interest attributed to stockholders' equity
Appropriation to undistributed retained earnings															712
Disposals (acquisitions) of noncontrolling interests																2
Cumulative translation adjustments	5															5
Losses attributable to noncontrolling interests	(82)															(82)
Net income attributable to redeemable noncontrolling interests																45
Dividends and interest attributable to noncontrolling interests																(25)
Capitalization of stockholders advances																9
Number of shares issued and outstanding:	5,153,374,926		2,108,579,618	3,256,724,482
End of the period at Sep. 30, 2012	$ 83,717	$ 82,150	$ 16,728	$ 25,837		$ (367)			$ (7,513)	$ (7,469)		$ (87)	$ 43	$ 38,588	$ 13,354	$ 1,567
End of the period, shares at Sep. 30, 2012	5,153,374,926		2,108,579,618	3,256,724,482